Reportable Segments (Tables) - Successor [Member]	3 Months Ended
Mar. 31, 2019
Schedule of Segment Reporting, Information On Revenues and Long-lived Assets

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018
Reportable Segment:
Production Services	$92,113	$64,263
Drilling and Evaluation Services	59,591	12,579
Total revenue	$151,704	$76,842

Long-lived assets

	March 31, 2019	December 31, 2018
Reportable Segment:
Production Services	$226,356	$219,278
Drilling and Evaluation Services	99,131	98,163
Unallocated	10,981	11,286
Total	$336,468	$328,727

Segment EBITDA

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018
Reportable Segment:
Production Services	31,661	21,547
Drilling and Evaluation Services	10,688	1,906
Unallocated Costs	(2,998)	(3,814)
Total Segment EBITDA	$39,351	$19,639

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018

Net Income	$13,174	$5,453
Add:
Income taxes	2,943	983
Interest expense, net	3,930	2,825
Depreciation and amortization	19,304	10,378
Total Segment EBITDA	$39,351	$19,639

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)	Predecessor (NPS)
	Period from January 1, 2019 to March 31, 2019	Period from January 1, 2018 to March 31, 2018

MENA	$149,546	$75,185
Rest of world	2,158	1,657
Total revenue	$151,704	$76,842

Long-lived assets by geographic area

	March 31, 2019	December 31, 2018
Geographic Area:
MENA	$328,153	$319,552
Rest of world	8,315	9,175
Total	$336,468	$328,727